Staff Cost - Schedule of Weighted Average Exercise Price and Weighted Average Life of Outstanding Warrants (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of range of exercise prices of outstanding share options [line items]
Number of warrants	4,621,154	3,691,765	2,615,903
Number of warrants	2,034,791	1,439,066	864,623
Weighted average exercise price	€ 17.62	€ 13.05	€ 10.69
Weighted average exercise price	€ 11.48	€ 9.36	€ 7.74
Weighted average life	112	109
Granted in December 2012 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Year of grant	2012	2012	2012
Number of warrants	609,383	645,655	665,188
Weighted average exercise price	€ 8.00	€ 8.00	€ 8.00
Granted in March, June, September and December 2013 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Year of grant	2013	2013	2013
Number of warrants	91,681	128,848	137,349
Weighted average exercise price	€ 8.00	€ 8.00	€ 8.00
Granted in January, March, June and November 2014 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Year of grant	2014	2014	2014
Number of warrants	592,953	700,614	790,458
Weighted average exercise price	€ 6.78	€ 6.89	€ 7.04
Granted in December 2015 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Year of grant	2015	2015	2015
Number of warrants	963,658	1,016,596	1,022,908
Weighted average exercise price	€ 15.68	€ 15.68	€ 15.68
Granted in March, May, June, July, August, November and December 2016 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Year of grant	2016	2016
Number of warrants	1,167,479	1,200,052
Weighted average exercise price	€ 17.67	€ 17.70
Weighted average life	120	120
Granted in January February March April May June July August September October November and December [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Year of grant	2017
Number of warrants	1,196,000
Weighted average exercise price	€ 30.15
Weighted average life	120
Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life			102
Bottom of range [member] | Granted in December 2012 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life	91	91	91
Bottom of range [member] | Granted in March, June, September and December 2013 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life	91	91	91
Bottom of range [member] | Granted in January, March, June and November 2014 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life	92	92	92
Bottom of range [member] | Granted in December 2015 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life	119	119	119
Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life			103
Top of range [member] | Granted in December 2012 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life	92	92	92
Top of range [member] | Granted in March, June, September and December 2013 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life	92	92	92
Top of range [member] | Granted in January, March, June and November 2014 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life	93	93	93
Top of range [member] | Granted in December 2015 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average life	120	120	120